Commitments and Contingencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Sep. 30, 2024	Dec. 31, 2022
Commitments and Contingencies [Line Items]
Cloud-based software platform for a non-cancellable term	5 years
Agreed to pay a termination fee	$ 700
QAD over a month period	21 months
Accounts payable and accrued liabilities	$ 3,371	$ 1,670	$ 3,219
Accounts Payable and Accrued Liabilities [Member]
Commitments and Contingencies [Line Items]
Accounts payable and accrued liabilities	$ 400	$ 330